Long-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term Investments
Long-term investments consist of the following:

	2016	2015
Equity-method investees
Red Lily I Wind Facility (a)	$23,504	$—
Deerfield Wind Project (b)	34,727	2,240
Odell Wind Facility (c)	—	42,287
Amherst Island Wind Project (d)	558	—
Interests in natural gas pipeline developments (e)	—	5,623
Other	5,630	2,323
	$64,419	$52,473
Notes receivable
Development loans (f)	$32,125	$96,924
Red Lily Senior loan Tranche 2, interest at 6.31% (a)	—	11,588
Red Lily Subordinated loan Tranche 1, interest at 12.5% (a)	—	6,565
Other	6,058	4,306
	38,183	119,383
Available-for-sale investment	169	2,946
Other investments	2,662	—
Total long-term investments	$105,433	$174,802

(a)	Red Lily I Wind Facility
Up to April 12, 2016, the Red Lily I Partnership (the “Partnership”) was 100% owned by an independent investor. APUC provided operation and supervision services to the Red Lily I project ("Red Lily I Wind Facility"), a 26.4 MW wind energy facility located in southeastern Saskatchewan.
The Company’s investment in the Red Lily I Wind Facility as at January 1, 2015 was in the form of participation in a portion of the senior and subordinated debt facilities of the Partnership. On February 23, 2016, a second tranche of subordinated loan for an amount equal to $15,588 was advanced to the Partnership by the Company. The proceeds from this additional subordinated debt were used by the Partnership to repay Tranche 2 of the Partnership’s senior debt, including the Company’s portion.
Effective April 12, 2016, the Company exercised its option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its Tranche 1 and Tranche 2 subordinated loans. The carrying value of the Company's investment of $22,153 exceeds by $858 the Company's proportionate share of the Partnership's net assets as at that date. The difference is attributable to property, plant and equipment and is amortized over the assets' weighted average useful lives.
Due to certain participating rights being held by the minority investor, the decisions which most significantly impact the economic performance of Red Lily I require unanimous consent. As such, APUC is deemed, under U.S. GAAP, to not have control over the Partnership. As APUC exercises significant influence over operating and financial policies of Red Lily I, the Company accounts for the Partnership using the equity method. The Red Lily I Wind Facility contributed equity income of $1,288 to the Company's consolidated financial results from acquisition to December 31, 2016.

8.	Long-term investments (continued)

(b)	Deerfield Wind Project
On October 19, 2015, the Company acquired a 50% equity interest in Deerfield Wind SponsorCo LLC (“Deerfield SponsorCo”), which indirectly owns a 150 MW construction-stage wind development project (“Deerfield Wind Project”) in the state of Michigan.
Upon the acquisition of the Deerfield Wind Project by Deerfield SponsorCo, the two members each contributed U.S.$1,000 to the capital of Deerfield SponsorCo. On October 12, 2016, third-party construction loan financing was provided to the Deerfield Wind Project in the amount of U.S.$262,900 and a tax equity agreement was executed. Concurrently, each member contributed another U.S.$19,891 to the capital of Deerfield SponsorCo. The Company holds an option to acquire the other 50% interest for total contributions, subject to certain adjustments at any time prior to the date that is 90 days following commencement of operations expected early 2017. The interest capitalized during the year ended December 31, 2016 to the investment while the Deerfield Wind Project is under construction amounts to $6,072 (2015 - $94).
As of December 31, 2016, Deerfield SponsorCo is considered a VIE namely due to the low level of its equity at that point. The Company is not considered the primary beneficiary of Deerfield SponsorCo as the two members have joint control and all decisions must be unanimous. As APUC exercises significant influence over operating and financial policies of Deerfield SponsorCo, the Company is accounting for the entity as an equity method investment. As at December 31, 2016, the Company’s maximum exposure to loss of $171,239 is comprised of the carrying value of the equity method investment as well as the carrying value of the development loan and outstanding exposure related to credit support as described in note 8(f).
Construction was completed subsequent to year-end and sale of power to the utility under the power purchase agreement started on February 21, 2017.
(c)Odell Wind Facility
Up to September 15, 2016, the Company held a 50% equity interest in Odell SponsorCo LLC, which indirectly owns a 200 MW construction-stage wind development project (“Odell Wind Facility”) in the state of Minnesota.
Construction was completed during the year and sale of power to the utility under the power purchase agreement started on July 29, 2016. The interest capitalized during the year ended December 31, 2016 to the equity-method investment while the Odell Wind Facility was under construction amounts to $3,331 (2015 - $4,415). On August 5, 2016, tax equity financing was provided to the Odell Wind Facility by two U.S. financial institutions in the amount of U.S. $180,000.
On September 15, 2016, the Company acquired the remaining 50% interest in Odell SponsorCo LLC for U.S.$26,500 and as a result, obtained control of the facility. The Company accounted for the business combination using the acquisition method of accounting, which requires, that the fair value of assets acquired, liabilities assumed and non-controlling interest in the subsidiary, be recognized on the consolidated balance sheets as of the acquisition date. It further requires that pre-existing relationships such as the existing development loan between the two parties (note 8(f)) and prior investments of business combinations achieved in stages also be remeasured at fair value. An income approach was used to value these items. A net gain of nil was recorded on acquisition.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	$234,817

8.	Long-term investments (continued)
(d)Amherst Island Wind Project
Windlectric Inc. ("Windlectric") owns a 75 MW construction-stage wind development project (“Amherst Island Wind Project”) in the province of Ontario. On December 20, 2016, Windlectric, a wholly owned subsidiary of the Company at the time, issued fifty percent of its common shares for $50 to a third party and as a result is no longer controlled by APUC. The Company holds an option to acquire the remaining common shares at a fixed price any time prior to the date that is 90 days following commencement of operations which is expected in 2018.
Windlectric is considered a VIE namely due to the low level of equity at risk at that point. The Company is not considered the primary beneficiary of Windlectric as the two shareholders have joint control and all decisions must be unanimous. As such, on the transaction date, the Company deconsolidated the assets and liabilities of Windlectric and recorded its retained non-controlling investment in equity and notes receivable and payable at fair value. A net gain of nil was recorded on acquisition. The Company is accounting for its investment in the joint venture under the equity method. As of December 31, 2016, the Company’s maximum exposure to loss of $159,993 is comprised of the carrying value of the equity method investment as well as the carrying value of the development loan and outstanding exposure related to credit support as described in note 8(f).

(e)	Natural gas pipeline developments
During 2016, APUC wrote off an amount of $6,367 representing the total value of its equity interest in the natural gas development projects, as both projects have been canceled by the developer.

(f)	Development loans
The Company entered into a committed loan and credit support facility with Odell SponsorCo, Deerfield SponsorCo and Windlectric (collectively, the “Joint Ventures”). During construction, the Company is obligated to provide Joint Ventures with cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the Joint Ventures’ Wind Projects. The loans bear interest at an annual rate of 7%-10% on outstanding principal amount until commercial operation date and either mature on that date or 5% thereafter until maturity date. The letters of credit are charged an annual fee of 2% on their stated amount. Any loan outstanding to Joint Ventures, to the extent not otherwise repaid earlier, is repayable in cash within 30 days of the fifth anniversary of the commercial operation date for Odell SponsorCo and Deerfield SponsorCo and December 31, 2018 for Windlectric.
As of December 31, 2015, the Company had outstanding loans of U.S.$62,751 from Odell SponsorCo. Following acquisition of control of Odell SponsorCo LLC (note 8(c)), amounts advanced to the Odell Wind Project were eliminated on consolidation. The effects of foreign currency exchange rate fluctuations on these advances of a long-term investment nature are recorded in other comprehensive income effective August 5, 2016.
As of December 31, 2016, the Company had outstanding loans of U.S.$1,789 (2015 - U.S.$7,281) from Deerfield SponsorCo for development costs of the Joint Venture’ Wind Project.
Following the deconsolidation of Windlectric (note 8(d)) on December 20, 2016, amounts advanced by the Company to Windlectric are no longer eliminated and instead are classified as notes receivable. As of December 31, 2016, the Company had outstanding loans of $29,723 from Windlectric.
As of December 31, 2016, the following credit support was issued by the Company: $26,854 letters of credit and guarantees of obligations on behalf of the Joint Ventures, to the utilities under the PPAs; a guarantee of the obligations of the Joint Ventures under the wind turbine, transmission line, transformer, and other supply agreements; a guarantee of the obligations of the Joint Ventures under the engineering, procurement, and construction management agreements; a U.S.$7,614 surety bond and guarantee of the obligations of the Deerfield Wind Project under the decommissioning plan; a U.S.$31,000 letter of credit and guarantee of the obligations of Deerfield SponsorCo under the construction financing agreement . The initial value of the guarantee obligations is recognized under other long-term liabilities and was valued at $429 using a probability weighted discounted cash flow (level 3).
No interest revenue is accrued on the loans due to insufficient collateral in the Joint Ventures.

Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	$353,077
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	$234,817